Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Basis of preparation

2.1. Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a historical cost basis, except for Money Market Funds (current financial investments), derivative instruments, defined benefit pension plan assets and contingent consideration, that are measured on the basis of fair value (see note 23). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. All financial assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1: quoted (unadjusted) market prices in active markets for identical assets or liabilities;
●	Level 2: valuation techniques for which the lowest level input that is significant to the fair value measurement, is directly or indirectly observable; or
●	Level 3: valuation techniques for which the lowest level input that is significant to the fair value measurement is, unobservable.

The financial statements are presented in thousands of euros and all currency amounts are rounded to the nearest thousands, except where otherwise indicated.

The material accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all the years presented and by all Group entities if applicable in the respective years.

The preparation of financial statements requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas where significant judgment and estimates have been made in preparing the financial statements and their effect are disclosed in note 4.

On February 9, 2026, the Company effected a stock split, each common share was split into 21.645 common shares (rounded). Accordingly, all common shares and per common share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable (unless otherwise noted), to reflect this share split.

Basis of consolidation

2.2.1. Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries–see note 6). Control is achieved when the Company has the power over the investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to use its power to affect its returns.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries incorporated, acquired or disposed of during the year are included in profit or loss from the date the Company gains control until the date when the Company ceases to control the subsidiary. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with the Group’s accounting policies. All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation.

Foreign Currency Transactions

2.2.2. Foreign Currency Transactions

2.2.2.1. Functional and presentation currency

Items included in the consolidated financial statements of each of the entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in EUR (€), which is the Company’s functional and presentation currency.

2.2.2.2. Foreign currency transactions

Foreign currency transactions are accounted for at exchange rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rates prevailing on the reporting date. Gains and losses resulting from the settlement of foreign currency transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement. Non-monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate prevailing at the date of the transaction or, for those stated at fair value, at the dates the fair value was determined. Translation of the results and financial position of foreign operations.

2.2.2.3. Translation of the results and financial position of foreign operations

The results and financial position of foreign operations (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;
●	income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
●	all resulting exchange differences are recognized in other comprehensive income; and
●	goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

Taxation

2.2.3. Taxation

The current tax payable is based on the taxable profit for the year. Taxable profit differs from the net result as reported in the statement of profit or loss for the period as there are some items which may never be taxable or deductible for tax and other items which may be deductible or taxable in other periods. The Company’s liability for current tax is calculated based on the tax laws enacted or substantively enacted by the end of the reporting period.

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized on deductible temporary differences and on the carry-forward of unused tax losses and tax credits only to the extent that it is probable that taxable profits will be available in the foreseeable future. Deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. The carrying amount of the deferred tax assets are reviewed at each reporting date.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized based on tax laws and rates that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Goodwill

2.2.4. Goodwill

Goodwill represents the future economic benefits arising from intangible assets acquired in a business combination that are not individually identified and separately recognized. Such benefits include future synergies expected from the combination recognized as a result of the purchase price allocation. Agomab Spain brings a dedicated pipeline of organ-restricted small molecule drug candidates targeting the transforming growth factor beta (TGF-β) pathway. The synergies are stemming from the potential additional commercial revenue expected from these products upon regulatory and marketing approvals.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net amount of assets and liabilities).

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is not amortized and annually (i.e., in the fourth quarter) tested for impairment at cash generating unit (CGU) level. The Group distinguishes two CGU’s, being Agomab Spain and AgomAb Therapeutics NV. The goodwill has been allocated in full to the CGU “Agomab Spain” as it is the level at which the synergies from the combination are expected to materialize. The recoverable amount of the Agomab Spain CGU is based on its value in use, i.e. net present value of the expected future cash flows. No impairment was recorded as the recoverable amount is not lower than the carrying amount of the CGU. The pre-tax discount rates are derived from the Company’s weighted average cost of capital, taking into account the cost of equity and debt, to which specific market-related premium adjustments are made. When the recoverable amount of the goodwill is less than its carrying amount, an impairment loss is recognized immediately in the income statement which cannot be subsequently reversed.

Intangible assets

2.2.4. Intangible assets

2.2.4.1. Research and Commercialization license

The Company has entered into a research and commercialization license agreement for certain third-party patent rights and know-how. The license agreement is a non-exclusive, worldwide milestone-free and royalty-free research license grant under third-party intellectual property (IP) for the sole purpose of researching anti-MET SIMPLE Antibodies in the field. The third-party grants a worldwide, exclusive, sublicensable license under the third- party IP to research, develop, manufacture, use and sell, licensed products in the field. The license agreement expires on the last to expire third-party patent right and cannot be terminated by either party other than for cause or due to insolvency.

The license is received in exchange for a profit share certificate. The license is considered a right-to-use license and meets the definition of an intangible asset as the license rights obtained are identifiable, i.e., both separable and arising from contractual or legal rights.

The profit share certificate was immediately vested as at the effective date of the research and commercialization license agreement and correspondingly, an intangible asset is recognized equal to the fair value of the profit share certificate at grant date. The intangible asset will not be subsequently remeasured, although the number of equity instruments to be issued upon exercise may vary as a result of the continued development efforts by the Company on their product pipeline and other events, independent of the third-party license. We also refer to note 2.2.8.2 for further details.

The license will be amortized as from the moment one or more products that uses the license are available for use (i.e., when regulatory approval is obtained to launch the product on the market). Intangible assets not available for use and hence not subject to amortization, are tested annually for impairment or if there is an indication that an asset may be impaired. External indicators may be: market value declines, overall macro-economic climate, increase in market interest rates and a decrease of the Group’s market capitalization below its net assets. Internal indicators could be negative outcome of R&D and issues identified with the corresponding intellectual property.

During 2025, the Company has decided to pause the start of any further development on one of its preclinical stage assets, relating to the research and commercialization license. This strategic decision has been made because the Company will focus its efforts on other therapeutic areas. The Company is assessing strategic options for the accumulated know-how and IP related to this asset.

2.2.4.2. In-process research and development

Internally generated research and development

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally generated intangible asset arising from development is recognized to the extent that all the following conditions for capitalization have been satisfied:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	its intention to complete the intangible asset and use or sell it;
●	its ability to use or sell the intangible asset;
●	how the intangible asset will generate probable future economic benefits;
●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
●	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

The above recognition criteria are only met when a regulatory filing has been made in a major market and the approval from the regulators is considered as highly probable. Where no internally generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred. All costs incurred to legally protect the intellectual property of the Group on research and development activities not qualifying for recognition as an intangible asset, are also expensed as incurred.

The amount initially recognized for internally generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Subsequent to initial recognition, internally generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

Acquired research and development

The fair value of the in-process research and development projects acquired via the acquisition of Agomab Spain are capitalized and accounted for as intangible assets not yet ready for use until:

●	the underlying project receives regulatory approval, at which point the intangible asset will be accounted for as a definite-lived intangible asset, or
●	discontinuation, at which point the intangible asset will be written off.

Research and development costs incurred subsequent to the acquisition are expensed as incurred. In-process R&D assets are tested annually for impairment or if there is an indication that an in-process R&D asset is impaired when the recoverable amount is lower than the carrying amount at CGU level. The Group distinguishes two CGU’s, being Agomab Spain and AgomAb Therapeutics NV. As the related R&D projects are not expected to generate cash inflows independently from the CGU (i.e. Agomab Spain), the in-process R&D has been fully allocated to the Agomab Spain CGU. The recoverable amount of the Agomab Spain CGU is based on its value in use, i.e. net present value of the expected future cash flows. No impairment was recorded as the recoverable amount is not lower than the carrying amount of the CGU. The pre-tax discount rates are derived from the Company’s weighted average cost of capital, taking into account the cost of equity and debt, to which specific market-related premium adjustments are made. When the recoverable amount of the in-process R&D is less than its carrying amount, an impairment loss is recognized immediately in the income statement which could be potentially subsequently reversed.

Financial assets

2.2.5. Financial assets

Financial assets are initially recognized either at fair value or at transaction price. All recognized financial assets are subsequently measured at either amortized cost or fair value under IFRS 9 on the basis of both the Company’s model for managing the financial assets and the contractual cash flow characteristics of the financial asset.

●	A financial asset that (i) is held within a business model whose objective is to collect the contractual cash flows and (ii) has contractual cash flows that are solely payments of principal and interest on the principal amount outstanding is measured at amortized cost (net of any write down for impairment), unless the asset is designated at fair value through profit or loss (“FVTPL”) under the fair value option.
●	A financial asset that (i) is held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets and (ii) has contractual term that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal outstanding, is measured at fair value through other comprehensive income (“FVTOCI”), unless the asset is designated at FVTPL under the fair value option.
●	All other financial assets are measured at FVTPL.

A financial asset is classified as current when the cash flows expected to flow from the instrument mature within one year.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or the Company transfers the right to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

2.2.5.1. Financial assets measured at fair value through profit and loss

Current financial investments measured at fair value through profit or loss comprise of money market funds that are readily convertible to cash and are subject to a marginal risk of changes in value. These financial assets are used by the Company in the management of short-term commitments.

2.2.5.2. Financial assets measured at amortized cost

Financial assets measured at amortized cost include cash and cash equivalents, other financial assets, and non-current assets (i.e., trade receivables and other receivables).

Cash and cash equivalents measured at amortized cost comprise cash at banks and on-hand, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

Other financial assets comprise cash balances that are not available for use by the Company (i.e., guarantees) and deposit accounts with an original maturity of more than three months.

Trade receivables are initially measured at the transaction price and are subsequently measured at amortized cost using the effective interest rate method, less any loss allowance.

The Company determines the value of the allowance for losses (impairment) on each reporting date. It recognizes this impairment for credit losses to be expected during the term of all financial instruments for which the credit risk—whether on an individual or collective basis—has increased significantly since initial recognition, considering all reasonable and substantiated information, including forward-looking information. In the case that the credit risk is low, the twelve month expected credit losses are recognized.

Financial liabilities

2.2.6. Financial liabilities

The Company has financial liabilities measured at amortized cost which include trade payables and other payables.

These financial liabilities are recognized initially at fair value minus directly attributable transaction costs and are measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the income statement when the liabilities are derecognized as well as through the effective interest rate method amortization process.

The Company has a contingent consideration payable classified as a financial liability relating to a business combination. The amount classified as a financial liability is subsequently remeasured to fair value with changes in fair value through profit or loss.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

Offsetting of financial instruments

2.2.7. Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position, if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Share-based payments

2.2.8. Share-based payments

2.2.8.1. Share-based payments

The Company issued ESOP warrants giving employees and consultants the right to acquire newly issued ESOP common shares. There is no obligation for the Company to deliver cash or another financial asset. The related plans are classified as equity-settled share-based payment transactions. Refer to note 19.1 for more information.

The fair value of warrants granted under the ESOP plan is measured at grant date using the Black-Scholes model and is recognized as an employee benefits expense, with a corresponding increase in equity (share-based payment reserves). The total amount to be expensed is determined by reference to the fair value of the options granted. The ESOP plan has service performance vesting conditions which are further detailed in note 19.1.

The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of options that are expected to vest based on the service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

Where vesting of ESOPs is conditional upon the occurrence of an IPO, and the timing of the qualified IPO is uncertain at grant date, the Group determines the expected vesting period based on the best estimate of when the qualified IPO is expected to occur. This estimate is reassessed at each reporting date and adjusted based on current information regarding the probability and expected timing of the qualified IPO.

Upon reassessment of the variable vesting period, the cumulative expense will be calculated based on the revised vesting period and the impact will be recorded in the reporting period when the reassessment is performed.

2.2.8.2. Profit share certificate

The Company has granted a profit share certificate (PSC) towards a third-party company in return for a research and commercialization license on certain patent rights and know-how. The profit share certificate qualifies as an equity-settled share-based payment transaction. Information relating to this profit share certificate is set out in note 19.2.

The fair value of the profit share certificate is measured at the grant date at fair value (refer to note 4.2.2) and is initially recognized as an intangible asset with a corresponding increase in equity (share-based payment reserves). The profit share certificate is immediately vested at the effective date of the research and commercialization license agreement as the third-party company is not required to deliver any service other than granting the license. No subsequent remeasurement shall be made to total equity in accordance with IFRS 2.23 after the vesting date.

The profit share certificate entitles the third-party to 20% of all distributions to the Company’s shareholders (which shall be reduced to 10% following the filing of an Investigational New Drug application (“IND”) and is subject to further adjustment upon the occurrence of certain financings).

As at December 31, 2024, the Company has obtained the IND and additionally as a result of the Series D financing round in November 2024, the percentage of the profit share certificate was further adjusted.(i.e., the percentage was reduced to 4.84% of all distributions to the Company’s shareholders, subject to further adjustment upon the occurrence of certain financings.).

Upon the occurrence of a qualified initial public offering of the Company, the profit share certificate will automatically be converted into the equivalent number of common shares in the Company.

Anti-dilution warrants

2.2.9. Anti-dilution warrants

The Company has issued anti-dilution warrants A, B, C and D to each of the preferred A, B, C and D investor shareholders. The anti-dilution warrants are granted to shareholders, in their capacity as shareholder, to protect the investors against future dilutive capital increases. The warrants are only exercisable upon a dilutive capital increase and will grant the right to the holder to obtain an additional variable number of preferred A, B, C or D shares. As the warrants will result in a variable number of shares to be issued upon exercise, they do not meet the definition of an equity instrument. The anti-dilutive warrants are classified as derivative financial liabilities and recorded against accumulated loss upon initial recognition and subsequently measured at fair value through profit and loss.

Refer to note 18 below for further information.

Other income - Grants and R&D incentives.

2.2.10. Other income—Grants and R&D incentives

As the Company carries out extensive research & development (R&D) activities, it benefits from various grants and R&D incentives from certain governmental agencies. These grants and incentives generally aim to partly reimburse eligible R&D costs incurred.

All incoming cash from grants is presented as a liability in deferred income on the balance sheet for as long as the grant is not recognized as income. A partial deduction of the withholding tax on salaries of research employees is also recognized as other income in the period in which the deduction is granted. This deduction is treated as a reduced payment of withholding tax to the government and has therefore no direct impact on the cash flow. The Company has not received grants related to assets.

2.2.10.1. VLAIO grants

These amounts relate to R&D innovation grants issued by Flanders Innovation and Entrepreneurship (VLAIO). In line with IAS 20 “Government grants”, VLAIO grants are recognized as government grant income over the term of the project for which the grant was given when there is reasonable assurance that the Company will comply with the conditions attached to them and the grants will be received. Grants that compensate the Company for expenses incurred are recorded in other operating income on a systematic basis in the same period in which the expenses are incurred. Grants are provided to the Company in order to support certain R&D activities and costs that are defined in the grant agreement. Over the course of the project, the Company reports on the status of activities and incurred expenditure to VLAIO on a regular basis in order to receive grant advances. A final assessment is performed by VLAIO at the end of the project in order to determine the final grant amount. Projects can take on average between two and three years. Over the course of funded projects, the Company is confident that all activities performed will not deviate from the agreed scope, and that the final grant amount will not deviate from the initially agreed amount. The Company is confident that reasonable assurance as defined in the standard is reached over the course of the project for the amounts spent up to that moment. The only condition attached to the grant is the performance of R&D activities in line with the agreed-upon scope and in line with the set budget. There are no other conditions attached to the grants and the scientific result of R&D activities does not impact the decision of VLAIO as to whether the final grant will be received or not. Contracts with these grant bodies also typically include clauses that require the Company to maintain a presence in the Flemish region for a number of years and that define the need for future validation of the project results after completion of the initial grant term during which the subsidized expenses or investments have been incurred and for which the grant was earned. These government institutions may however subsequently perform an audit which may result in a (partial) claw back of the grant. The Company deems that the claw back risk is remote in view of the continuous monitoring of the contractual conditions. There are no other conditions attached to the grants and the scientific result of R&D activities does not impact the decision of VLAIO as to whether the final grant will be received or not.

2.2.10.2. R&D tax credits

The Company applies for R&D tax credits, a tax incentive measure for European Small and Medium-sized Enterprises (SMEs) established by the Belgian federal government. When capitalizing its R&D expenses for tax filing, the Company may either:

●	Receive a reduction of its taxable income (at the current income tax rate applicable); or
●	If no sufficient taxable income is available, apply for a refund of the unutilized tax credits, calculated on the R&D expenses for the year.

Such settlement occurs, at the earliest, four financial years after the tax credit application is filed by the Company. Considering that R&D tax credits are ultimately paid by public authorities, the related benefit is treated as a government grant and recognized as other income, to match the R&D expenses subsidized by the grant.

Property, plant and equipment

2.2.11. Property, plant and equipment

Property, plant and equipment, including leasehold improvements, is measured at cost less accumulated depreciation and impairment losses. Costs included are the purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating as intended by management. The assets’ residual values and useful lives have to be reviewed, and adjusted if appropriate, at the end of each reporting period.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. For the non- removable leasehold improvements, if the lease term of the related lease is shorter than the economic life of those leasehold improvements, the Group considers whether it expects to use the leasehold improvements beyond that lease term. If not, the useful life of the non-removable leasehold improvements is equal to the lease term.

The estimated useful lives of the assets are as follows:

Asset class	Useful life in years
Leasehold improvements	9
IT equipment	3
Furniture and fixtures and other equipment	5

An item of property, plant and equipment is derecognised upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset, calculated as the difference between the net disposal proceeds and the carrying amount of the asset, is included in the statement of profit or loss and other comprehensive income when the asset is derecognised. This either as an operating expense or operating income in case of a net loss or net gain respectively.

Leases

2.2.12. Leases

The company assesses whether a contract is or contains a lease at inception of a contract. The company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease, and payments for these leases are presented in cash flow from operating activities.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the company uses its incremental borrowing rate specific to the country, term and currency of the contract. In addition, the company considers its recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating the incremental borrowing rates.

Lease payments include fixed payments, less any lease incentives, variable lease payments that depend on an index or a rate known at the commencement date, and purchase options or extension option payments if the company is reasonably certain to exercise these options. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability and right-of-use asset and are recognized as an expense in the income statement in the period in which the event or condition that triggers those payments occurs.

A lease liability is remeasured upon a change in the lease term, changes in an index or rate used to determine the lease payments or reassessment of exercise of a renewal and/or purchase option. The corresponding adjustment is made to the related right-of-use asset. The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. The right-of-use assets are depreciated starting at the commencement date over the shorter period of useful life of the underlying asset and lease term.

Deferred offering expenses

2.2.13. Deferred offering expenses

The Group defers the incremental directly attributable expenses with respect to the in-process equity financing as deferred offering expenses, until such financing is received. If the equity financing is received, these deferred expenses are reclassified and recorded as a deduction of the equity financing generated as a result of the offering. In case the in-process equity financing would no longer be probable, the deferred offering expenses will immediately be expensed as an operating expense in the consolidated statement of profit or loss and other comprehensive income.